Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease right-of-use assets, net	$ 1,186,815	$ 1,267,121	$ 1,572,323
Liabilities:
Operating lease liabilities, current	372,010	361,305	313,448
Operating lease liabilities	966,253	1,062,633	1,423,938
Operating lease liabilities	$ 1,338,263	$ 1,423,938	$ 1,737,386